Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of revenue from contract with customer and other income by nature

	2020	2019	2018
Fees from sale of license rights	—	—	4,876,000
Collaborative research funding	3,612,819	2,762,830	1,167,855
Grants earned	244,298	49,405	609,212
Other service income	22,026	21,430	49,606
Total	3,879,143	2,833,665	6,702,673

Schedule of revenue from contract with customer and other income by major counterparties

	2020	2019	2018
Indivior PLC	3,612,819	2,762,830	6,043,855
The Michael J. Fox Foundation	—	—	609,212
Eurostars/Innosuisse	244,298	49,405	—
Other counterparties	22,026	21,430	49,606
Total	3,879,143	2,833,665	6,702,673

Schedule of geographical areas

The geographical allocation of long‑lived assets is detailed as follows:

	December 31,	December 31,
	2020	2019
Switzerland	665,012	498,066
United States of America	26,847	141,420
France	389	391
Total	692,248	639,877

The geographical analysis of operating costs is as follows:

	2020	2019	2018
Switzerland	16,050,488	17,409,808	8,119,953
United States of America	64,922	21,214	—
France	7,007	6,800	7,345
Total operating costs (note 17)	16,122,417	17,437,822	8,127,298